CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net loss	$ (28,713,531)	$ (35,952,026)
Noncash items included in net loss:
Share based compensation	2,943,458	3,949,204
Depreciation	61,294	58,922
Accretion of convertible debt discount		362,545
Gain on disposal of buildings and equipment	(40,215)
Environmental liability expense	4,564,611	12,198,651
Unrealized foreign exchange loss	5,772	917,662
Changes in:
Receivables	(204)	(182,331)
Prepaid expenses	331,351	(299,285)
Trade and other payables	(115,808)	(905,198)
Environmental reclamation liabilities	(3,651,875)	(2,310,451)
Net cash used in operating activities	(24,714,185)	(28,646,958)
INVESTING ACTIVITIES:
Investment in mineral properties and interest	(315,039)	(290,470)
Purchase of buildings and equipment	(199,976)	(34,884)
Proceeds from sale of buildings and equipment	49,173
Purchase of surety bond		(3,000,000)
Net cash used in investing activities	(465,842)	(3,325,354)
FINANCING ACTIVITIES:
Proceeds from sale of common stock		57,500,005
Payment of shares issue costs		(3,243,184)
Proceeds from exercise of share purchase options		532,116
Net cash provided by financing activities		54,788,937
Effect of foreign exchange on cash and cash equivalents	(5,772)	(1,545)
Net increase (decrease) in cash and cash equivalents	(25,185,799)	22,815,080
Cash and cash equivalents, beginning of year	47,852,846	25,037,766
Cash and cash equivalents, end of year	22,667,047	47,852,846
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	8,228	7,190
NONCASH INVESTING AND FINANCING ACTIVITIES
Recognition of operating lease liability and right-of-use asset	142,487
CASH AND CASH EQUIVALENTS
Cash	4,255,355	2,423,974
Investment savings accounts	13,304,761	24,246,918
GIC and term deposits	5,106,931	21,181,954
Total cash and cash equivalents	22,667,047	47,852,846
Warrant derivative
Noncash items included in net loss:
Change in fair value	$ (99,038)	(774,094)
Convertible note derivative
Noncash items included in net loss:
Change in fair value		$ (5,710,557)